Related party disclosure - Remuneration to Key Management Personnel and Their Relatives (Details) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Disclosure of transactions between related parties [line items]
Remuneration to key management personnel, short term employment benefits	₨ 626	$ 8	₨ 280	₨ 245
Remuneration to key management personnel, share based payment	1,753	21	2,085	2,291
Remuneration to key management personnel, post-employment benefits	1	0	6	5
Key management personnel compensation, Total	2,380	29	2,372	2,541
Payment to non-executive directors (including Directors sitting fee and commission	83	1	67	76
Relatives of KMP
Disclosure of transactions between related parties [line items]
Key management personnel compensation, Total	₨ 66	$ 1	₨ 58	₨ 41